Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
(1)Cash and cash equivalents as of December 31, 2022 and 2021 consist of the follows:

	December 31, 2022		December 31, 2021
	(In millions of Korean won)
Deposits in banks	169,877		99,105
Total	₩	169,877	₩	99,105
(2)The Group does not have any restricted cash and cash equivalents as of December 31, 2022 and 2021.